Share-based payments	6 Months Ended
Jun. 30, 2026
Share-based payment arrangements [Abstract]
Share-based payments
20. Share-based payments
The Group has several equity incentive arrangements under which share-based payments have been awarded to the Senior Management Team and other employees of the Group, as well as to non-executive directors. The equity incentives primarily consist of performance share units (“PSUs”) and retention restricted share units (“RSUs”), which each represent the right to receive one ordinary share of the Company.

For the six months ended June 30, 2026 and 2025, the Company recognized €5,264 thousand and €2,099 thousand, respectively, as shared-based compensation expense and an increase to other reserves within equity in relation to the Group’s equity incentive plans.

In the first half of 2026, 577,338 2022-2025 RSUs vested following the continued service of the participants, and the same number of ordinary shares of the Company were delivered to members of the Senior Management Team and other employees of the Group. There are no remaining 2022-2025 RSU awards outstanding. During the period, 71,620 ordinary shares were also delivered to the non-executive directors of the Group for a portion of their annual base remuneration for services provided in 2024.
Executive Chairman 2026-2028 PSUs
In the first half of 2026, the Company awarded 402,704 PSUs (the “Executive Chairman 2026-2028 PSUs”) to the Executive Chairman, which vest at the end of 2028 based on the achievement of targets relating to: (i) the Company’s earnings per share achieved over the performance period from 2026 to 2028, (ii) the change in the adjusted net financial indebtedness/(cash surplus) at the end of 2028 compared to the end of 2025, and (iii) the total shareholder return of the Company’s ordinary shares over the performance period from 2026 to 2028 compared to a defined peer group, as well as the Executive Chairman’s continued service in any executive capacity within the Group at the date of vesting. Each of the performance targets will be measured and settled independently of the other targets and the total number of ordinary shares that will be delivered upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period.
2026-2028 PSUs
In the first half of 2026, the Company awarded 1,126,400 PSUs (the “2026-2028 PSUs”) to members of the Senior Management Team (excluding the Group Executive Chairman) and certain other employees of the Group, which vest at the end of 2028 based on the achievement of targets relating to: (i) the revenues and the Adjusted EBIT achieved over the performance period from 2026 to 2028, (ii) the change in the adjusted net financial indebtedness/(cash surplus) at the end of 2028 compared to the end of 2025, and (iii) the total shareholder return of the Company’s ordinary shares over the performance period from 2026 to 2028 compared to a defined peer group, as well as the recipient’s continued service to the Group at the date of vesting. Each of the performance targets will be measured and settled independently of the other targets and the total number of ordinary shares that will be delivered upon vesting depends on the level of achievement of the performance targets, as well as a multiplier that is based on the performance of certain environmental, social and governance indicators over the performance period.

The following table summarizes the preliminary fair value for accounting purposes at the measurement date and the key assumptions used in the valuation of the Executive Chairman 2026-2028 PSUs and the 2026-2028 PSUs.

	Executive Chairman 2026-2028 PSUs	2026-2028 PSUs
Fair value	€8.46 - €8.77	€10.08 - €12.28

Measurement date share price	€9.06	€11.47
Expected volatility based on the historical and implied volatility of a group of comparable companies	38.30%	36.40%
Dividend yield	1.06%	1.00%
Risk-free rate	3.57%	3.97%
2025-2028 RSUs
In the first half of 2026, the Company granted an additional 18,710 RSUs to certain employees of the Group that vest in tranches between 2026 and 2027, subject to the recipient’s continued service to the Group.